Retirement benefit obligations - Schedule of Change in Fair Value of Scheme Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in the fair value of scheme assets
At 1 January	£ 2,906
At 31 December	2,575	£ 2,906
Fair value of scheme assets
Changes in the fair value of scheme assets
At 1 January	30,063	33,733
Return on plan assets	(934)	(3,712)
Interest income	1,624	1,551
Employer contributions	150	172
Benefits paid	(1,693)	(1,638)
Settlements	(2)	(1)
Administrative costs paid	(32)	(33)
Exchange and other adjustments	7	(9)
At 31 December	£ 29,183	£ 30,063